                                                                      AMFSPI0705

                                 AMSOUTH FUNDS

                        SUPPLEMENT DATED JULY 1, 2005 TO
                CLASS I SHARES PROSPECTUS DATED DECEMBER 1, 2004

     THIS SUPPLEMENT AMENDS INFORMATION IN THE CLASS I SHARES PROSPECTUS AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS I SHARES PROSPECTUS DATED DECEMBER 1, 2004:

     EFFECTIVE IMMEDIATELY, THE SECTION ENTITLED "RISK/RETURN SUMMARY" FOR THE AMSOUTH BALANCED FUND ON PAGE 31 OF THE CLASS I PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED AS FOLLOWS:

     The sentence, "The average dollar-weighted maturity of the fixed-income portion of the Fund's portfolio will range from one to thirty years" is hereby deleted from the second paragraph of the sub-section entitled "Principal Investment Strategies".

     THE THIRD AND FOURTH PARAGRAPHS UNDER THE SUB-SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" ARE DELETED AND REPLACED WITH THE FOLLOWING:

     In managing the equity portion of the Fund, the Advisor combines fundamental and quantitative analysis with risk management to identify value opportunities, construct the portfolio and make sell decisions. The Advisor selects investments believed to have basic investment value that will eventually be recognized by other investors. In addition, the Advisor may identify companies with a history of above-average growth or companies that are expected to enter periods of above-average growth or are positioned in emerging growth industries.

     The Advisor's fixed income portfolio management process focuses on the four key areas of duration management, sector weights, position on the yield curve and security selection; the Advisor's goal is to add value in each of these four areas through the active management of the Fund's portfolio. Beginning with rigorous fundamental analysis of the economy and taking into account characteristics of the current business and interest rate cycles, the Advisor arrives at a projection of the likely trend in interest rates and adjusts duration accordingly. Analysis of the shape of the yield curve and yield spreads among bond market sectors leads to further refinements in strategy.

     EFFECTIVE IMMEDIATELY, THE SECTION ENTITLED "RISK/RETURN SUMMARY" FOR THE AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO ON PAGE 35 OF THE CLASS I PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED AS FOLLOWS:

     THE FOLLOWING PARAGRAPH IS INSERTED AFTER THE SECOND PARAGRAPH UNDER THE SUB-SECTION ENTITLED "PRINCIPAL INVESTMENT RISKS":

     The Fund also invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

     EFFECTIVE IMMEDIATELY, THE SECTION ENTITLED "RISK/RETURN SUMMARY" FOR THE AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO ON PAGE 39 OF THE CLASS I PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED AS FOLLOWS:

     The Table under the sub-section entitled "Principal Investment Strategies" is amended to reflect 0% - 45% as the Allocation Range for the High Quality Bond Fund.

     EFFECTIVE IMMEDIATELY, THE SECTION ENTITLED "RISK/RETURN SUMMARY" FOR THE AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND INCOME PORTFOLIO ON PAGE 43 OF THE CLASS I PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED AS FOLLOWS:

     The Table under the sub-section entitled "Principal Investment Strategies" is amended to reflect 0% - 60% as the Allocation Range for the High Quality Bond Fund.
                                                                      AMFSPI0705

     EFFECTIVE IMMEDIATELY, THE SECTION ENTITLED "RISK/RETURN SUMMARY" FOR THE AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO ON PAGE 47 OF THE CLASS I PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED AS FOLLOWS:

     The Table under the sub-section entitled "Principal Investment Strategies" is amended to reflect 0% - 70% as the Allocation Range for the High Quality Bond Fund.

     EFFECTIVE IMMEDIATELY, THE SECTION ENTITLED "RISK/RETURN SUMMARY" FOR THE AMSOUTH HIGH QUALITY BOND FUND ON PAGE 58 OF THE CLASS I PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED AS FOLLOWS:

     The first sentence of the second paragraph in the sub-section entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following: "The Fund may purchase fixed income securities of any maturity and there is no limit on the Fund's average maturity."

     EFFECTIVE IMMEDIATELY, THE SECTION ENTITLED "RISK/RETURN SUMMARY" FOR THE AMSOUTH TREASURY RESERVE MONEY MARKET FUND ON PAGE 75 OF THE CLASS I PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED AS FOLLOWS:

     The first paragraph in the sub-section entitled "Principal Investment Risk" is deleted in its entirety and replaced with the following: "INTEREST RATE
RISK: possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates."

     EFFECTIVE IMMEDIATELY, THE SECTION ENTITLED "ADDITIONAL INVESTMENT STRATEGIES AND RISKS" ON PAGE 86 OF THE CLASS I PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED AS FOLLOWS:

     THE SUB-SECTION ENTITLED TREASURY RESERVE MONEY MARKET FUND IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     TREASURY RESERVE MONEY MARKET FUND -- As a fundamental policy, the Fund will invest at least 65% of its total assets in securities issued by the U.S. Treasury and repurchase agreements in respect thereof. Additionally, under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury securities and repurchase agreements in respect thereof. This policy will not be changed without 60 days' advance notice to shareholders. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. government and repurchase agreements in respect thereof. However, the Fund will not invest in securities issued or guaranteed by U.S. government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States. The Fund also may enter into reverse repurchase agreements with banks, brokers or dealers. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security.

     EFFECTIVE IMMEDIATELY, THE SECTION ENTITLED "FUND MANAGEMENT" ON PAGE 89 OF THE CLASS I PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

     The table under the sub-section entitled "The Investment Adviser" is amended to reflect 0.75% as the Percentage of average net assets as of 07/31/04 for the Large Cap Fund.

     AS OF JUNE 27, 2005 THIS SUPPLEMENT AMENDS INFORMATION IN THE AMSOUTH FUNDS CLASS A AND CLASS B SHARES PROSPECTUSES, CLASS I SHARES PROSPECTUS AND MONEY MARKET FUNDS PROSPECTUS DATED DECEMBER 1, 2004 AND SUPERSEDES ANY INFORMATION TO THE CONTRARY THEREIN:

     AmSouth Asset Management, Inc. ("AAMI") is an indirect, wholly-owned subsidiary of AmSouth Bancorporation. AAMI and AmSouth Bancorporation have entered into an agreement (the "Agreement") with Pioneer Investment Management, Inc. ("Pioneer") pursuant to which Pioneer would acquire all of AAMI's investment management business relating to the AmSouth Funds.

     Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is a part of the global asset management group providing investment management and financial services to mutual fund, institutional and other clients. As of December 31, 2004, assets under management of UniCredito Italiano S.p.A were approximately $175 billion worldwide, including approximately $42 billion in assets under management by Pioneer. Pioneer's main office is located at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating, in 1928, one of the first mutual funds.

     The Board of Trustees of AmSouth Funds has approved the reorganization of each AmSouth Funds mutual fund (each, an "AmSouth mutual fund") into a corresponding Pioneer mutual fund. These reorganizations also have been approved by the Boards of Trustees of the Pioneer mutual funds. It is anticipated that shareholders of each AmSouth Fund mutual fund will be asked, at a meeting of shareholders to be held this fall, to consider the reorganization of that AmSouth mutual fund into a similar mutual fund managed by Pioneer. In some cases, Pioneer will create the Pioneer mutual funds or classes into which AmSouth mutual funds or classes will reorganize. Complete details of the proposed reorganizations will be sent to shareholders along with proxy materials. If the reorganization is approved by shareholders of an AmSouth mutual fund, shareholders of that AmSouth mutual fund would become shareholders of the Pioneer mutual fund into which the AmSouth mutual fund is reorganized. A list of each AmSouth mutual fund and the existing Pioneer mutual fund or corresponding new Pioneer mutual fund with which it is expected to reorganize is set out below.

AMSOUTH MUTUAL FUND                             PIONEER MUTUAL FUND
-------------------                             -------------------
AmSouth Capital Growth Fund                     Pioneer Oak Ridge Large Cap Growth Fund
AmSouth Large Cap Fund                          Pioneer Oak Ridge Large Cap Growth Fund
AmSouth Enhanced Market Fund                    Pioneer Fund
AmSouth Value Fund                              Pioneer Value Fund
AmSouth Mid Cap Fund                            Pioneer Mid Cap Value Fund
AmSouth Small Cap Fund                          Pioneer Growth Opportunities Fund
AmSouth International Equity Fund               Pioneer International Core Equity Fund
AmSouth Select Equity Fund                      Pioneer Focused Equity Fund
AmSouth Balanced Fund                           Pioneer Classic Balanced Fund
AmSouth Strategic Portfolios: Aggressive        Pioneer Ibbotson Aggressive Allocation Fund
  Growth Portfolio
AmSouth Strategic Portfolios: Growth            Pioneer Ibbotson Growth Allocation Fund
  Portfolio
AmSouth Strategic Portfolios: Growth and        Pioneer Ibbotson Moderate Allocation Fund
  Income Portfolio
AmSouth Strategic Portfolios: Moderate Growth   Pioneer Ibbotson Moderate Allocation Fund
  & Income Portfolio
AmSouth High Quality Bond Fund                  Pioneer Bond Fund
AmSouth Florida Tax-Exempt Fund                 Pioneer Florida Tax Free Income Fund
AmSouth High Quality Municipal Bond Fund        Pioneer Tax Free Income Fund
AmSouth Tennessee Tax-Exempt Fund               Pioneer Tax Free Income Fund
AmSouth Government Income Fund                  Pioneer America Income Trust
AmSouth Limited Term Bond Fund                  Pioneer Short Term Income Fund
AmSouth Treasury Reserve Money Market Fund      Pioneer Cash Reserves Fund
AmSouth Prime Money Market Fund                 Pioneer Cash Reserves Fund
AmSouth Tax-Exempt Money Market Fund            Pioneer Tax Free Money Market Fund
AmSouth Institutional Prime Obligations Money   Pioneer Institutional Money Market Fund
  Market Fund

     The reorganizations are expected to be structured as tax-free transactions for federal income tax purposes. Redemptions or transfers from an AmSouth mutual fund prior to completion of the reorganization may result in tax consequences. You should consult with a competent tax adviser about your individual circumstances. Consummation of the reorganization of any AmSouth mutual fund is subject to a number of conditions, including approval by shareholders of the AmSouth mutual fund. The new Pioneer mutual funds that will result from the reorganizations are not yet available for sale.

     If you have any questions concerning the reorganizations, please feel free to contact AmSouth Funds at 1-800-451-8382 or www.amsouthfunds.com.

     AS OF APRIL 26, 2005, THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "MONEY MARKET FUNDS" ON PAGE 97 OF THE CLASS I PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

MONEY MARKET FUNDS

     The per share NAV for each Fund is determined and its shares are priced on each day the Federal Reserve Bank of New York is open, except for Good Friday when the Funds are closed.

     EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "REDEMPTION FEE" ON PAGE 102 OF THE CLASS I SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS
FOLLOWS:

REDEMPTION FEE

EQUITY FUNDS, HYBRID FUNDS AND BOND FUNDS ONLY

     If you sell your Class I Shares of any Fund, other than the International Equity Fund and Small Cap Fund, or exchange them for shares of another Fund within 7 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Class I Shares sold or exchanged. If you sell your Class I Shares of the International Equity Fund or the Small Cap Fund or exchange them for shares of another Fund within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Class I Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

     The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

     The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Fund will not impose the redemption fee on a redemption or exchange of Class I Shares purchased upon the reinvestment of dividend and capital gain distributions.

     Although the Funds will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Funds will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     - redemptions of shares held in certain omnibus accounts;

     - retirement plans that cannot implement the redemption fee;

     - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 7 days (30 days for the International Equity Fund and Small Cap Fund) following the death or disability of a shareholder (or if a trust, its beneficiary);

     - redemptions from accounts that meet certain criteria established by management and approved by the Board.

     The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

     EFFECTIVE MAY 2, 2005, THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SHORT-TERM TRADING" ON PAGE 103 OF THE CLASS I SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

SHORT-TERM TRADING

     The Funds, with the exception of the Money Market Funds, are intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Funds charge a 2.00% redemption fee on Class A, Class B and Class I Shares of the Equity, Hybrid and Bond Funds exchanged or redeemed within 7 days (30 days for the International Equity Fund and Small Cap Fund) of purchase. The Funds also may limit exchange activity to two "round-trip" purchases and sale of the same Fund during a calendar year. In addition, the Funds may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

     EFFECTIVE MAY 2, 2005, THE SECTION ENTITLED "EXCHANGING YOUR SHARES" ON PAGE 104 OF THE CLASS I SHARES PROSPECTUS DATED DECEMBER 1, 2004 IS AMENDED TO READ AS FOLLOWS:

EXCHANGING YOUR SHARES

     You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 days (30 days for the International Equity Fund and Small Cap Fund) of a purchase or exchange transaction.

     ALL OTHER REFERENCES TO A REDEMPTION FEE IN THE PROSPECTUS FOR ANY FUND OTHER THAN THE INTERNATIONAL EQUITY FUND AND THE SMALL CAP FUND SHALL BE AMENDED TO READ THAT THE REDEMPTION FEE IS EFFECTIVE ON THE SALE OR EXCHANGE OF SHARES WITHIN 7 DAYS OF THE DATE OF PURCHASE, SUBJECT TO THE PARAMETERS SET FORTH ABOVE.

     AS OF JANUARY 12, 2005, THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO STATED ON PAGE 38 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

           AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO

CLASS I SHARES*.............................................   1.94%

---------------

* Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, total expenses for Class I Shares are 1.54%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

     Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

                                EXPENSE EXAMPLE

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
CLASS I SHARES.....................................   $197     $609     $1,047     $2,264

     AS OF JANUARY 12, 2005, THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO STATED ON PAGE 42 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

                 AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO

CLASS I SHARES*.............................................   1.82%

---------------

* Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Growth Portfolio, total expenses for Class I Shares are 1.43%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

     Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

                                EXPENSE EXAMPLE

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
CLASS I SHARES......................................   $185     $573      $985      $2,137

     AS OF JANUARY 12, 2005, THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND INCOME PORTFOLIO STATED ON PAGE 46 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

           AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND INCOME PORTFOLIO

CLASS I SHARES*.............................................   1.71%

---------------

* Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Growth and Income Portfolio, total expenses for Class I Shares are 1.43%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

     Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

                                EXPENSE EXAMPLE

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
CLASS I SHARES......................................   $174     $539      $928      $2,019

     AS OF JANUARY 12, 2005, THE INDIRECT EXPENSES AND THE EXPENSE EXAMPLE FOR THE AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO STATED ON PAGE 50 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE
FOLLOWING:

       AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO

CLASS I SHARES*.............................................   1.84%

---------------

* Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, total expenses for Class I Shares are 1.46%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

     Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

                                EXPENSE EXAMPLE

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
CLASS I SHARES......................................   $187     $579      $995      $2,159

     AS OF JANUARY 12, 2005, THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE HIGH QUALITY BOND FUND ON PAGE 84 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds. This policy will not change without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings for investment purposes. The Fund's investments include securities issued by GNMA, which are supported by the full faith and credit of the U.S. government, and securities issued by FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund may hold up to 20% of its assets in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits known as money market instruments.

     AS OF JANUARY 12, 2005, THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE DESCRIPTION OF THE INVESTMENT ADVISOR ON PAGE 89 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     As of September 30, 2004, AAMI had over $9.7 billion in assets under management.

              SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.